THE ADVISORS' INNER CIRCLE FUND

                       ACADIAN EMERGING MARKETS PORTFOLIO

                         SUPPLEMENT DATED JUNE 16, 2011
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS DATED MARCH 1, 2011 ("THE PROSPECTUS") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

EFFECTIVE MARCH 23, 2011, THE FOLLOWING INFORMATION IS REMOVED FROM THE PROSPECTUS AS INDICATED.

Effective March 23, 2011, Qi Zeng is no longer a portfolio manager of the Fund. Accordingly, all references to Qi Zeng are hereby removed from the Prospectus in their entirety. The remaining members of the investment team will continue to be jointly and primarily responsible for the day-to-day management of the Fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 ACA-SK-013-0100

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                        THE ADVISORS' INNER CIRCLE FUND

                       ACADIAN EMERGING MARKETS PORTFOLIO

                         SUPPLEMENT DATED JUNE 16, 2011
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2011 ("THE SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective March 23, 2011, Qi Zeng is no longer a portfolio manager of the Fund. Accordingly, all references to Qi Zeng are hereby removed from the SAI in their entirety. The remaining members of the investment team will continue to be jointly and primarily responsible for the day-to-day management of the Fund.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE SECTION "PORTFOLIO HOLDINGS" ON PAGE S-50 OF THE SAI:

Quarterly holding reports filed with the SEC on Form N-Q are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. Should the Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its Form N-CSR will be available without charge, upon request, by calling 1-866-AAM-6161. The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at http://aicfundholdings.com/acadian. This information will generally remain available until it is replaced by new portfolio holdings information as described above. The Adviser may exclude any portion of a Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 ACA-SK-015-0100